Adoption of IFRS 17 ‘Insurance Contracts' - Summary of adjustments in statement of changes in equity (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Beginning Balance	₩ 49,538,422
Ending Balance	53,423,558
IFRS 4 [Member]
Ending Balance	51,130,422
IFRS 17 [Member]
Ending Balance	53,423,558
Accumulated other comprehensive income (loss) [member]
Beginning Balance	(984,936)
Ending Balance	(1,910,750)
Accumulated other comprehensive income (loss) [member] | IFRS 4 [Member]
Beginning Balance	(984,936)
Accumulated other comprehensive income (loss) [member] | IFRS 17 [Member]
Recognition of net difference from initial application of IFRS 17	(42,601)
Elimination of financial assets at fair value through profit or loss (overlay approach)	(209,645)
Reclassification of financial instruments under IFRS 17	(99,607)
Recognition of net insurance finance income from insurance contract assets (liabilities)	459,556
Tax effects from adjustments	(27,990)
Total of adjustments for transition date	79,713
Ending Balance	(905,223)
Retained earnings [member]
Beginning Balance	30,541,300
Ending Balance	33,963,799
Retained earnings [member] | IFRS 4 [Member]
Beginning Balance	30,541,300
Retained earnings [member] | IFRS 17 [Member]
Recognition of net difference from initial application of IFRS 17	627,174
Elimination of financial assets at fair value through profit or loss (overlay approach)	209,645
Reclassification of financial instruments under IFRS 17	(10,001)
Recognition of net insurance finance income from insurance contract assets (liabilities)	0
Tax effects from adjustments	(229,003)
Total of adjustments for transition date	597,815
Ending Balance	₩ 31,139,115